CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended		66 Months Ended
	May 31, 2014	May 31, 2013	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,505,322)	$ (2,886,443)	$ (5,539,159)	$ (4,998,143)	$ (10,674,975)
Adjustments required to reconcile net loss to net cash used in operating activities:
Write-off of website development costs			0	0	15,000
Stock-based compensation related to options granted to employees	621,084	1,338,061	2,795,655	2,976,922	5,772,577
Stock-based compensation related to options granted to consultants	779,073	187,604	316,312	242,055	558,367
Receipts on account of shares to be issued to a consultant on account of services rendered	0	6,144
Increase in retirement benefits obligation	1,295	653
Increase in accrued severance pay, Net			2,719	1,553	4,272
Shares issued for services rendered			6,144	509,622	515,766
Depreciation	1,771	1,578	3,257	1,406	4,663
Change in fair value of warrants	(601,954)	52,409	(133,316)	0	(133,316)
Interest expense accrued on convertible loans and funding fees	401,453	204,528	172,510	0	172,510
Changes in operating assets and liabilities:
Increase in prepaid expenses and other accounts receivable	(75,322)	(10,343)	(8,659)	(27,184)	(36,908)
Increase (decrease) in accounts payable	52,690	(76,645)	2,984	91,278	138,775
Increase in accrued expenses	212,380	202,067	312,984	68,138	386,122
Increase in related parties			0	6,862	42,362
Increase in employees and related payables	191,789	6,690	79,221	75,879	155,100
Net cash used in operating activities	(921,063)	(973,697)	(1,989,348)	(1,051,612)	(3,079,685)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(3,659)	(5,900)	(7,838)	(9,679)	(17,517)
Website development costs			0	0	(15,000)
Investment in short term deposits			0	(10,002)	(10,002)
Amounts funded in respect of retirement benefits obligation	(1,341)	(1,507)	(2,334)	(1,296)	(3,630)
Net cash used in investing activities	(5,000)	(7,407)	(10,172)	(20,977)	(46,149)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares and warrants	787,000	1,800,000	1,800,000	1,071,661	2,926,661
Proceeds from exercise of stock options	624	0
Proceeds from loan received	100,000	250,000	250,000	0	250,000
Net cash provided by financing activities	887,624	2,050,000	2,050,000	1,071,661	3,176,661
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(38,439)	1,068,896	50,480	(928)	50,827
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	50,827	347	347	1,275	0
CASH AND CASH EQUIVALENTS AT END OF PERIOD	12,388	1,069,243	50,827	347	50,827
SUPPLEMENTAL NON-CASH FINANCING ACTIVITY - conversion of loans (including accrued interest) to shares of common stock and warrants	$ 370,772	$ 0